Cash flow disclosures	12 Months Ended
Dec. 31, 2024
Cash flow disclosures
Cash flow disclosures

29       Cash flow disclosures

	At December 31,
	2024	2023	2022
Changes in working capital
Other receivables and credits	(68,846)	(32,429)	(55,064)
Inventories	5,013	(1,551)	(3,566)
Other liabilities	(69,658)	(19,323)	989
	(133,491)	(53,303)	(57,641)

29       Cash flow disclosures (Cont.)

The most significant non-cash transactions are detailed below:

	For the year ended December 31,
	2024	2023	2022
Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	(6,749)	(1,180)	(111)
Property, plant and equipment with an increase in Other liabilities	(2,737)	(124)	—
Right-of-use asset initial recognition with an increase in Lease liabilities (Note 14)	(619)	(5,217)	(465)
Concession fees paid with credit of financial re-equilibrium (Note 23)	(2,200)	(22,946)	(15,434)
Income tax paid with tax certificates	(6,887)	(2,339)	(971)
Dividends pending of payment	(12,435)	—	—
Compensation of trade receivables	—	—	27,844
Application of credits compensated with concession fees	—	(19,156)	(24,126)
Application of credits compensated with other liabilities	—	—	(3,717)
Purchase of Navinten shares (Note 28)	—	(3,384)	—
Sale of Navinten shares (Note 28)	—	3,384	—
ICASGA’s compensation received through a guarantee deposit (Note 17)	—	(41,262)	—
Release of concession fee payable due to ICAGSA’s re-bidding process (Note 23)	—	(74,640)	—
Compensation of ICASGA’s re-equilibriums	—	5,309	—
Compensation of ICASGA’s monthly contribution	—	(3,767)	—
ICASGA’s compensation to be collected (Note 17)	—	(66,612)	—

Reconciliation of debt:

According to the IAS 7, the movements in the debt of the year that impact on the cash flow as part of the financing activities are detailed below:

	Bank and financial
	borrowings	Notes	Banks overdrafts	Other	Total
Values at the beginning of the year	392,239	940,937	61	—	1,333,237
Proceeds from borrowings	145,741	29,105	—	15,499	190,345
Loans and interest paid	(231,001)	(179,025)	(219)	—	(410,245)
Debt renegotiation expenses	(2,256)	(200)	—	(11)	(2,467)
Effects of exchange rate changes and inflation adjustment	(50,613)	(4,775)	4	(435)	(55,819)
Other non-cash movements *	28,809	74,021	154	36	103,020
Balances as of December 31, 2024	282,919	860,063	—	15,089	1,158,071

	Bank and financial
	borrowings	Notes	Banks overdrafts	Other	Total
Values at the beginning of the year	478,904	986,533	—	—	1,465,437
Proceeds from borrowings	81,900	1,682	4,264	—	87,846
Loans and interest paid	(202,341)	(78,455)	(3,470)	—	(284,266)
Debt renegotiation expenses	—	(110)	—	—	(110)
Effects of exchange rate changes and inflation adjustment	11,219	(20,452)	(2,141)	—	(11,374)
Other non-cash movements *	22,557	51,739	1,408	—	75,704
Balances as of December 31, 2023	392,239	940,937	61	—	1,333,237

29       Cash flow disclosures (Cont.)

Reconciliation of debt: (Cont.)

	Bank and financial
	borrowings	Notes	Banks overdrafts	Other	Total
Values at the beginning of the year	612,269	827,334	—	—	1,439,603
Proceeds from borrowings	143,388	210,762	17,801	—	371,951
Loans and interest paid	(321,435)	(101,757)	(16,970)	—	(440,162)
Debt renegotiation expenses	(1,282)	(729)	—	—	(2,011)
Effects of exchange rate changes and inflation adjustment	(7,518)	(10,504)	(1,015)	—	(19,037)
Other non-cash movements *	53,482	61,427	184	—	115,093
Balances as of December 31, 2022	478,904	986,533	—	—	1,465,437

* This line mainly includes interest accrued.